Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
18.	SUBSEQUENT EVENTS

In January 2014, common stock reserved for issuance under the 2013 Plan increased by 963,066 to 1,816,623 shares. In January 2014, common stock reserved for sale under the ESPP increased by 240,766 to 351,877 shares. These annual automatic share increases are part of the 2013 Plan and ESPP as discussed in Notes 11 and 10, respectively.